PROPERTY AND EQUIPMENT, NET - Depreciation expense (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
PROPERTY AND EQUIPMENT, NET
Depreciation expense	¥ 1,066,483	¥ 1,214,168
Cost of revenues
PROPERTY AND EQUIPMENT, NET
Depreciation expense	1,021,616	1,147,638
Sales and marketing expenses
PROPERTY AND EQUIPMENT, NET
Depreciation expense	937	1,377
General and administrative expenses
PROPERTY AND EQUIPMENT, NET
Depreciation expense	23,680	28,189
Research and development expenses
PROPERTY AND EQUIPMENT, NET
Depreciation expense	¥ 20,250	¥ 36,964